Equity dividends (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Equity Dividends [Abstract]
Summary of Ordinary Dividends Paid

ORDINARY DIVIDENDS PAID IN THE YEAR	2021 £m	2020 £m	2019 £m
RELX PLC	920	880	842